Related party transactions - Key management personnel (Details) - EUR (€)	3 Months Ended	6 Months Ended
	Mar. 31, 2017	Jun. 30, 2018	Dec. 31, 2017
Transactions
Capital		€ 308,216,000	€ 308,111,000
Balances
Accounts Payables		182,534,000	147,349,000
General Partner
Transactions
Reimbursements paid to related party for management services	€ 11,079,000	9,414,000
Balances
Accounts Receivable		220,000	246,000
Accounts Payables		€ 28,984,000	€ 23,020,000